Investments	6 Months Ended	12 Months Ended
	Jun. 30, 2024	Dec. 31, 2023
Investments
Investments

3. Investments

Our investments include assets backing reserves as part of a coinsurance with funds withheld agreement. The funds withheld invested assets are reported within their respective line items, primarily consisting of fixed maturities available-for-sale, mortgage loans and other investments. See Note 10, Reinsurance, for more information on the funds withheld invested assets.

Fixed Maturities

Fixed maturities include bonds, ABS, redeemable preferred stock and certain non-redeemable preferred securities. Equity securities include mutual funds, common stock and non-redeemable preferred stock. We classify fixed maturities as either available-for-sale or trading at the time of the purchase and, accordingly, carry them at fair value. Equity securities are also carried at fair value. See Note 15, Fair Value Measurements, for methodologies related to the determination of fair value. Unrealized gains and losses related to fixed maturities, available-for-sale, excluding those in fair value hedging relationships, are reflected in stockholder’s equity, net of adjustments associated with related actuarial balances, derivatives in cash flow hedge relationships and applicable income taxes. Mark-to-market adjustments on equity securities and mark-to-market adjustments on certain fixed maturities, trading are reflected in net realized capital gains (losses). Mark-to-market adjustments on certain fixed maturities, trading are reflected in market risk benefit remeasurement (gain) loss. Unrealized gains and losses related to hedged portions of fixed maturities, available-for-sale in fair value hedging relationships are reflected in net investment income. Mark-to-market adjustments related to certain securities carried at fair value with an investment objective to realize economic value through mark-to-market changes are reflected in net investment income.

The amortized cost of fixed maturities includes cost adjusted for amortization of premiums and discounts, computed using the interest method. The amortized cost of fixed maturities, available-for-sale is adjusted for changes in fair value of the hedged portions of securities in fair value hedging relationships and excludes accrued interest receivable. Accrued interest receivable is reported in accrued investment income on the consolidated statements of financial position. Fixed maturities, available-for-sale are subject to an allowance for credit loss and changes in the allowance are reported in net income as a component of net realized capital gains (losses). Interest income, as well as prepayment fees and the amortization of the related premium or discount, is reported in net investment income. For loan-backed and structured securities, we recognize income using a constant effective yield based on currently anticipated cash flows.

The amortized cost, gross unrealized gains and losses, allowance for credit loss and fair value of fixed maturities, available-for-sale were as follows:

		Gross	Gross	Allowance
	Amortized	unrealized	unrealized	for credit
	cost (1)	gains	losses	loss	Fair value

	(in millions)
June 30, 2024
Fixed maturities, available-for-sale:
U.S. government and agencies	$1,975.1	$6.4	$274.6	$—	$1,706.9
Non-U.S. governments	550.7	13.8	74.8	—	489.7
States and political subdivisions	7,280.1	17.2	1,058.5	—	6,238.8
Corporate	35,732.7	286.1	3,723.8	0.3	32,294.7
Residential mortgage-backed pass-through securities	3,203.0	8.5	200.9	—	3,010.6
Commercial mortgage-backed securities	5,369.1	1.4	515.7	—	4,854.8
Collateralized debt obligations (2)	5,815.1	60.8	8.2	—	5,867.7
Other debt obligations	8,903.9	35.0	620.1	0.1	8,318.7
Total fixed maturities, available-for-sale	$68,829.7	$429.2	$6,476.6	$0.4	$62,781.9

December 31, 2023
Fixed maturities, available-for-sale:
U.S. government and agencies	$1,719.1	$19.3	$233.5	$—	$1,504.9
Non-U.S. governments	522.2	16.9	59.2	—	479.9
States and political subdivisions	7,493.9	45.4	926.0	—	6,613.3
Corporate	35,707.6	433.7	3,059.9	1.9	33,079.5
Residential mortgage-backed pass-through securities	2,959.8	25.7	160.6	—	2,824.9
Commercial mortgage-backed securities	5,391.6	1.6	649.8	—	4,743.4
Collateralized debt obligations (2)	5,379.6	45.0	26.8	—	5,397.8
Other debt obligations	8,447.2	42.2	602.8	0.1	7,886.5
Total fixed maturities, available-for-sale	$67,621.0	$629.8	$5,718.6	$2.0	$62,530.2
(1)	Amortized cost excludes accrued interest receivable of $636.4 million and $616.0 million as of June 30, 2024 and December 31, 2023, respectively.
(2)	Primarily consists of collateralized loan obligations backed by secured corporate loans.

The amortized cost and fair value of fixed maturities available-for-sale as of June 30, 2024, by expected maturity, were as follows:

	Amortized cost	Fair value

	(in millions)
Due in one year or less	$1,363.2	$1,348.2
Due after one year through five years	8,011.1	7,782.9
Due after five years through ten years	9,287.7	8,716.9
Due after ten years	26,876.6	22,882.1
Subtotal	45,538.6	40,730.1
Mortgage-backed and other asset-backed securities	23,291.1	22,051.8
Total	$68,829.7	$62,781.9

Actual maturities may differ because borrowers may have the right to call or prepay obligations. Our portfolio is diversified by industry, issuer and asset class. Credit concentrations are managed to established limits.

Net Realized Capital Gains and Losses

Net realized capital gains and losses on sales of investments are determined on the basis of specific identification. In general, in addition to realized capital gains and losses on investment sales and periodic settlements on derivatives not designated as hedges, we report gains and losses related to the following in net realized capital gains (losses) on the consolidated statements of operations: mark-to-market adjustments on certain equity securities, mark-to-market adjustments on certain fixed maturities, trading, mark-to-market adjustments on derivatives not designated as hedges, cash flow hedge gains (losses) when the hedged item impacts realized capital gains (losses), changes in the valuation allowance for fixed maturities available-for-sale and certain financing receivables, impairments of real estate held for investment and impairments on equity method investments. Investment gains and losses on sales of certain real estate held for sale due to investment strategy and mark-to-market adjustments on certain securities carried at fair value with an investment objective to realize economic value through mark-to-market changes are reported as net investment income and are excluded from net realized capital gains (losses).

The major components of net realized capital gains (losses) on investments are shown below and are net of amounts on funds withheld invested assets that are passed directly to the reinsurers. See Note 10, Reinsurance, for further details. The amounts below do not include net realized capital gains (losses) on funds withheld assets that are not passed to the reinsurers, which are separately reported on the consolidated statements of operations. Net realized capital gains (losses) on funds withheld assets includes gains (losses) realized upon sale of assets put into the funds withheld at the start of a reinsurance transaction for the unrealized gain (losses) on the date of transfer into the funds withheld, the change in the valuation allowance on funds withheld commercial mortgage loans and unrealized gains and losses related to the change in fair value of funds withheld fixed maturities, trading and equity securities.

	For the six months ended
	June 30,
	2024	2023

	(in millions)
Fixed maturities, available-for-sale:
Gross gains	$2.7	$37.5
Gross losses	(34.7)	(70.1)
Net credit losses (1)	(3.8)	(24.4)
Hedging, net (2)	(5.7)	(0.6)
Fixed maturities, trading (3)	1.2	(0.7)
Equity securities (4)	3.1	(0.9)
Mortgage loans	(47.5)	(74.3)
Derivatives (2)	22.6	(56.5)
Other	(9.0)	1.2
Net realized capital losses	$(71.1)	$(188.8)
(1)	Net credit losses include adjustments to the credit loss valuation allowance, write-offs and recoveries on available-for-sale securities.
(2)	The change in fair value of fixed maturities, available-for-sale and the change in fair value of derivative hedging instruments in fair value hedging relationships are reported in net investment income with the earnings effect of fixed maturities, available-for-sale. Gains (losses) for fixed maturities, available-for-sale related to terminated cash flow hedges continue to be reflected in net realized capital gains (losses).
(3)	Unrealized gains (losses) on fixed maturities, trading still held at the reporting date were $0.7 million and $(1.8) million for the six months ended June 30, 2024 and 2023, respectively. This excludes $0.8 million and $1.1 million in unrealized gains (losses) for the six months ended June 30, 2024 and 2023, respectively, that were reported in market risk benefit remeasurement (gain) loss. In addition, this excludes $(2.3) million and $(1.9) million for the six months ended June 30, 2024 and 2023, respectively, that were reported in net realized capital gains (losses) on funds withheld assets.
(4)	Unrealized gains (losses) on equity securities still held at the reporting date were $3.1 million and $(0.9) million for the six months ended June 30, 2024 and 2023, respectively. This excludes $0.0 million and $1.7 million for the six months ended June 30, 2024 and 2023, respectively, that were reported in net realized capital gains (losses) on funds withheld assets.

Proceeds from sales of investments (excluding call and maturity proceeds) in fixed maturities, available-for-sale were $1,483.1 million and $2,851.9 million for the six months ended June 30, 2024 and 2023, respectively.

Allowance for Credit Loss

We have a process in place to identify fixed maturity securities that could potentially require an allowance for credit loss. This process involves monitoring market events that could impact issuers’ credit ratings, business climate, management changes, litigation and government actions and other similar factors. This process also involves monitoring late payments, pricing levels, downgrades by rating agencies, key financial ratios, financial statements, revenue forecasts and cash flow projections as indicators of credit issues.

Each reporting period, all securities in an unrealized loss position are reviewed to determine whether a decline in value is due to credit. Relevant facts and circumstances considered include: (1) the extent the fair value is below cost; (2) the reasons for the decline in value; (3) the financial position and access to capital of the issuer, including the current and future impact of any specific events and (4) for structured securities, the adequacy of the expected cash flows. To the extent we determine an unrealized loss is due to credit, an allowance for credit loss is recognized through a reduction to net income.

We estimate the amount of the allowance for credit loss as the difference between amortized cost and the present value of the expected cash flows of the security. The present value is determined using the best estimate cash flows discounted at the effective interest rate implicit to the security at the date of purchase or the current yield to accrete an asset-backed or floating rate security. The methodology and assumptions for establishing the best estimate cash flows vary depending on the type of security. The ABS cash flow estimates are based on security specific facts and circumstances that may include collateral characteristics, expectations of delinquency and default rates, loss severity and prepayment speeds and structural support, including subordination and guarantees. The corporate security cash flow estimates are derived from scenario-based outcomes of expected corporate restructurings or liquidations using bond specific facts and circumstances including timing, security interests and loss severity. We do not measure a credit loss allowance on accrued interest receivable because we write off the accrued interest receivable balance to net investment income in a timely manner when we have concern regarding collectability.

Amounts on fixed maturities, available-for-sale deemed to be uncollectible are written off and removed from the allowance for credit loss. A write-off may also occur if we intend to sell a security or whether it is more likely than not we will be required to sell the security before the recovery of its amortized cost which, in some cases, may extend to maturity.

A rollforward of the allowance for credit loss by major security type was as follows.

	For the six months ended June 30, 2024
					Residential
					mortgage-
					backed	Commercial
	U.S.		States and		pass-	mortgage-	Collateralized	Other
	government	Non-U.S.	political		through	backed	debt	debt
	and agencies	governments	subdivisions	Corporate	securities	securities	obligations(1)	obligations	Total

	(in millions)

Beginning balance	$—	$—	$—	$1.9	$—	$—	$—	$0.1	$2.0
Write-offs charged against allowance	—	—	—	(1.6)	—	—	—	—	(1.6)
Ending balance	$—	$—	$—	$0.3	$—	$—	$—	$0.1	$0.4

	For the six months ended June 30, 2023
					Residential
					mortgage-
					backed	Commercial
	U.S.		States and		pass-	mortgage-	Collateralized	Other
	government	Non-U.S.	political		through	backed	debt	debt
	and agencies	governments	subdivisions	Corporate	securities	securities	obligations (1)	obligations	Total

	(in millions)
Beginning balance	$—	$—	$—	$—	$—	$—	$—	$0.1	$0.1
Additions for credit losses not previously recorded	—	—	—	3.8	—	—	—	—	3.8
Ending balance	$—	$—	$—	$3.8	$—	$—	$—	$0.1	$3.9
(1)	Primarily consists of collateralized loan obligations backed by secured corporate loans.

During 2024 and 2023, we did not write off any accrued interest to net investment income.

Available-For-Sale Securities in Unrealized Loss Positions Without an Allowance for Credit Loss

For available-for-sale securities with unrealized losses for which an allowance for credit loss has not been recorded, the gross unrealized losses and fair value, aggregated by investment category and length of time that individual securities have been in a continuous unrealized loss position were as follows:

	June 30, 2024
	Less than		Greater than or
	twelve months		equal to twelve months		Total
		Gross		Gross		Gross
	Fair	unrealized	Fair	unrealized	Fair	unrealized
	value	losses	value	losses	value	losses

	(in millions)
Fixed maturities, available-for-sale (1):
U.S. government and agencies	$198.4	$5.5	$1,052.0	$269.1	$1,250.4	$274.6
Non-U.S. governments	41.2	3.1	305.0	71.7	346.2	74.8
States and political subdivisions	701.5	30.8	4,840.2	1,027.7	5,541.7	1,058.5
Corporate	3,924.6	167.3	20,686.1	3,556.5	24,610.7	3,723.8
Residential mortgage-backed pass- through securities	994.9	10.4	1,586.1	190.5	2,581.0	200.9
Commercial mortgage-backed securities	476.5	3.0	4,135.8	512.7	4,612.3	515.7
Collateralized debt obligations (2)	591.6	0.9	403.1	7.3	994.7	8.2
Other debt obligations	1,231.5	13.0	4,536.0	607.1	5,767.5	620.1
Total fixed maturities, available-for-sale	$8,160.2	$234.0	$37,544.3	$6,242.6	$45,704.5	$6,476.6
(1)	Fair value and gross unrealized losses are excluded for available-for-sale securities for which an allowance for credit loss has been recorded.
(2)	Primarily consists of collateralized loan obligations backed by secured corporate loans.

Of the available-for-sale fixed maturities within our consolidated portfolio in a gross unrealized loss position, 97% were investment grade (rated AAA through BBB-) with an average price of 88 (carrying value/amortized cost) as of June 30, 2024. Gross unrealized losses in our fixed maturities portfolio increased during the six months ended June 30, 2024, primarily due to an increase in interest rates, which was partially offset by a tightening of credit spreads.

For those securities that had been in a continuous unrealized loss position for less than twelve months, our consolidated portfolio held 1,504 securities reflecting an average price of 97 as of June 30, 2024. Of this portfolio, 97% was investment grade (rated AAA through BBB-) as of June 30, 2024, with associated unrealized losses of $225.4 million. The unrealized losses on these securities can primarily be attributed to changes in market interest rates and changes in credit spreads since the securities were acquired.

For those securities that had been in a continuous unrealized loss position greater than or equal to twelve months, our consolidated portfolio held 6,725 securities reflecting an average price of 86 and an average credit rating of A as of June 30, 2024. Corporate securities with unrealized losses had an average price of 85 and an average credit rating of BBB+. States and political subdivisions securities with unrealized losses had an average price of 82 and an average credit rating of AA - . Commercial mortgage - backed securities with unrealized losses had an average price of 89 and an average credit rating of AA. Collateralized mortgage obligation securities with unrealized losses had an average price of 84 and an average credit rating of AAA. The unrealized losses on these securities can primarily be attributed to changes in market interest rates and changes in credit spreads since the securities were acquired.

Because we expected to recover our amortized cost, we did not record an allowance for credit loss on these securities as of June 30, 2024. Because it was not our intent to sell the fixed maturity available-for-sale securities with unrealized losses and it was not more likely than not that we would be required to sell these securities before recovery of the amortized cost, which may be at maturity, we did not write down these investments to fair value.

	December 31, 2023
	Less than		Greater than or
	twelve months		equal to twelve months		Total
		Gross		Gross		Gross
	Fair	unrealized	Fair	unrealized	Fair	unrealized
	value	losses	value	losses	value	losses

	(in millions)
Fixed maturities, available-for-sale (1):
U.S. government and agencies	$315.3	$3.1	$974.2	$230.5	$1,289.5	$233.6
Non-U.S. governments	41.9	1.7	307.9	57.5	349.8	59.2
States and political subdivisions	596.6	19.0	5,011.7	906.9	5,608.3	925.9
Corporate	2,540.5	89.7	22,305.9	2,968.9	24,846.4	3,058.6
Residential mortgage-backed pass-through securities	472.9	2.9	1,275.6	157.7	1,748.5	160.6
Commercial mortgage-backed securities	280.3	4.1	4,160.3	645.6	4,440.6	649.7
Collateralized debt obligations (2)	404.8	1.5	2,296.3	25.3	2,701.1	26.8
Other debt obligations	1,183.7	18.5	4,386.0	584.2	5,569.7	602.7
Total fixed maturities, available-for-sale	$5,836.0	$140.5	$40,717.9	$5,576.6	$46,553.9	$5,717.1
(1)	Fair value and gross unrealized losses are excluded for available-for-sale securities for which an allowance for credit loss has been recorded.
(2)	Primarily consists of collateralized loan obligations backed by secured corporate loans.

Of the available-for-sale fixed maturities within our consolidated portfolio in a gross unrealized loss position, 94% were investment grade (rated AAA through BBB-) with an average price of 89 (carrying value/amortized cost) as of December 31, 2023. Gross unrealized losses in our fixed maturities portfolio decreased during the year ended December 31, 2023, primarily due to a tightening of credit spreads.

For those securities that had been in a continuous unrealized loss position for less than twelve months, our consolidated portfolio held 983 securities reflecting an average price of 98 as of December 31, 2023. Of this portfolio, 91% was investment grade (rated AAA through BBB-) as of December 31, 2023, with associated unrealized losses of $131.2 million. The unrealized losses on these securities can primarily be attributed to changes in market interest rates and changes in credit spreads since the securities were acquired.

For those securities that had been in a continuous unrealized loss position greater than or equal to twelve months, our consolidated portfolio held 7,042 securities reflecting an average price of 88 and an average credit rating of A as of December 31, 2023. Corporate securities with unrealized losses had an average price of 88 and an average credit rating of BBB+. States and political subdivisions securities with unrealized losses had an average price of 85 and an average credit rating of AA-. Commercial mortgage - backed securities with unrealized losses had an average price of 87 and an average credit rating of AA. Collateralized mortgage obligation securities with unrealized losses had an average price of 85 and an average credit rating of AAA. The unrealized losses on these securities can primarily be attributed to changes in market interest rates and changes in credit spreads since the securities were acquired.

Because we expected to recover our amortized cost, we did not record an allowance for credit loss on these securities as of December 31, 2023. Because it was not our intent to sell the fixed maturity available-for-sale securities with unrealized losses and it was not more likely than not that we would be required to sell these securities before recovery of the amortized cost, which may be at maturity, we did not write down these investments to fair value.

Net Unrealized Gains and Losses on Available-For-Sale Securities and Derivative Instruments

The net unrealized gains and losses on investments in available-for-sale securities and the net unrealized gains and losses on derivative instruments in cash flow hedge relationships are reported as separate components of stockholder’s equity. The cumulative amount of net unrealized gains and losses on available-for-sale securities and derivative instruments in cash flow hedge relationships net of adjustments related to actuarial balances, policyholder liabilities, noncontrolling interest and applicable income taxes was as follows:

	June 30, 2024	December 31, 2023

	(in millions)
Net unrealized losses on fixed maturities, available-for-sale (1)	$(6,150.9)	$(5,128.4)
Net unrealized gains (losses) on derivative instruments	51.1	(1.6)
Adjustments for assumed changes in amortization patterns	(0.7)	(5.2)
Adjustments for assumed changes in policyholder liabilities	12.1	1.4
Net unrealized gains on other investments and noncontrolling interest adjustments	2.9	2.9
Provision for deferred income tax benefits	1,296.9	1,099.6
Net unrealized losses on available-for-sale securities and derivative instruments	$(4,788.6)	$(4,031.3)
(1)	Excludes net unrealized gains (losses) on fixed maturities, available-for-sale included in fair value hedging relationships.

Financing Receivables

Mortgage Loans

Mortgage loans consist of commercial and residential mortgage loans. Our commercial mortgage loan portfolio consists primarily of non-recourse, fixed rate mortgages on stabilized properties. Our residential mortgage loan portfolio is composed of first lien and home equity mortgages.

Commercial and residential mortgage loans are generally reported at cost adjusted for amortization of premiums and accrual of discounts, computed using the interest method and net of valuation allowances. Amortized cost excludes accrued interest receivable. Interest income is accrued on the principal amount of the loan based on the loan’s contractual interest rate. Interest income, as well as prepayment of fees and the amortization of the related premium or discount, is reported in net investment income on the consolidated statements of operations. Accrued interest receivable is reported in accrued investment income on the consolidated statements of financial position. Any changes in the loan valuation allowances are reported in net realized capital gains (losses) on the consolidated statements of operations. Further details relating to our valuation allowance are included under the caption “Financing Receivables Valuation Allowance.”

Reinsurance Recoverable and Deposit Receivable

Our reinsurance recoverables include amounts due from reinsurers for paid or unpaid claims, claims incurred but not reported or policy benefits. We cede life, disability, medical and long-term care insurance as well as fixed annuity contracts with significant life insurance risk to other insurance companies through reinsurance. Deposit receivables include amounts due from the reinsurer for fixed annuity contracts without significant life insurance risk recorded using the deposit method of accounting.

Other Loans

Our other loans include consumer, auto and other loans (“other loans”) of a consolidated VIE for which the fair value option was elected as well as consumer loans for which the fair value option was not elected. Other loans are generally subject to amortized cost accounting and a valuation allowance if the fair value option is not elected. Other loans are reported as a component of other investments in the consolidated statements of financial position.

Credit Quality Information for Financing Receivables

The amortized cost of our financing receivables by credit risk and vintage was as follows:

	June 30, 2024
	2024	2023	2022	2021	2020	Prior	Total

	(in millions)
Commercial mortgage loans:

A- and above	$547.3	$815.7	$1,219.2	$2,182.3	$1,508.8	$6,996.6	$13,269.9
BBB+ thru BBB-	85.9	307.0	293.2	235.4	163.0	1,059.5	2,144.0
BB+ thru BB-	16.7	126.7	151.5	44.1	40.3	239.5	618.8
B+ and below	—	—	—	—	—	367.6	367.6
Total	$649.9	$1,249.4	$1,663.9	$2,461.8	$1,712.1	$8,663.2	$16,400.3

Residential mortgage
loans:
Performing	$88.4	$400.9	$980.3	$1,227.9	$138.9	$311.0	$3,147.4
Non-performing	—	1.2	4.6	3.9	1.2	3.9	14.8
Total	$88.4	$402.1	$984.9	$1,231.8	$140.1	$314.9	$3,162.2

Other loans:
Performing	$84.5	$98.8	$—	$—	$—	$—	$183.3
Non-performing	0.1	—	—	—	—	0.1	0.2
Total	$84.6	$98.8	$—	$—	$—	$0.1	$183.5

Reinsurance recoverable and deposit receivable							$23,375.0

	December 31, 2023
	2023	2022	2021	2020	2019	Prior	Total

	(in millions)
Commercial mortgage loans:
A- and above	$667.4	$1,214.8	$2,271.5	$1,535.8	$1,921.0	$5,447.2	$13,057.7
BBB+ thru BBB-	282.6	356.8	343.0	203.3	309.9	886.9	2,382.5
BB+ thru BB-	110.6	142.1	—	—	35.3	234.6	522.6
B+ and below	—	—	—	—	83.5	53.9	137.4
Total	$1,060.6	$1,713.7	$2,614.5	$1,739.1	$2,349.7	$6,622.6	$16,100.2

Residential mortgage loans:
Performing	$456.3	$1,023.4	$1,272.5	$150.4	$86.8	$253.6	$3,243.0
Non-performing	—	2.1	4.0	—	1.8	2.3	10.2
Total	$456.3	$1,025.5	$1,276.5	$150.4	$88.6	$255.9	$3,253.2

Other loans:
Performing	$168.5	$—	$—	$—	$—	$—	$168.5
Non-performing	—	—	—	—	—	0.1	0.1
Total	$168.5	$—	$—	$—	$—	$0.1	$168.6

Reinsurance recoverable and deposit receivable							$24,427.9

The amortized cost of commercial mortgage loans, residential mortgage loans and other loans excluded accrued interest receivable of $63.5 million, $10.2 million and $1.5 million, respectively, as of June 30, 2024, and $57.1 million, $10.3 million and $1.6 million, respectively, as of December 31, 2023.

Financing Receivables Credit Monitoring

Commercial Mortgage Loan Credit Risk Profile Based on Internal Rating

We actively monitor and manage our commercial mortgage loan portfolio. All commercial mortgage loans are analyzed regularly and substantially all are internally rated, based on a proprietary risk rating cash flow model, in order to monitor the financial quality of these assets. The models stress expected cash flows at various levels and at different points in time depending on the durability of the income stream, which includes our assessment of factors such as location (macro and micro markets), tenant quality and lease expirations. Our internal rating analysis presents expected losses in terms of an S&P Global (“S&P”) bond equivalent rating for commercial mortgage loans. As the credit risk for commercial mortgage loans increases, we adjust our internal ratings downward with loans in the category “B+ and below” having the highest risk for credit loss. Internal ratings on commercial mortgage loans are updated at least annually and potentially more often for certain loans with material changes in collateral value or occupancy and for loans on an internal “watch list”.

Commercial mortgage loans that require more frequent and detailed attention are identified and placed on an internal “watch list”. Among the criteria that may indicate a potential problem are significant negative changes in ratios of loan to value or contract rents to debt service, major tenant vacancies or bankruptcies, borrower sponsorship problems, late payments, delinquent taxes and loan relief/restructuring requests.

Residential Mortgage Loan Credit Risk Profile Based on Performance Status

Our residential mortgage loan portfolio is monitored based on performance of the loans. Monitoring on a residential mortgage loan increases when the loan is delinquent or earlier if there is an indication of potential impairment. We define non-performing residential mortgage loans as loans 90 days or greater delinquent or on non-accrual status.

Other Loans Credit Risk Profile Based on Performance Status

Our other loans are monitored based on performance of the loans. Monitoring on other loans increases when the loan is delinquent or earlier if there is an indication of potential impairment.

Non-Accrual Financing Receivables

Financing receivables are placed on non-accrual status if we have concern regarding the collectability of future payments or if a financing receivable has matured without being paid off or extended. Factors considered may include conversations with the borrower, loss of major tenant, bankruptcy of borrower or major tenant, decreased property cash flow for commercial mortgage loans or number of days past due and other circumstances for residential mortgage loans. Based on an assessment as to the collectability of the principal, a determination is made to apply any payments received either against the principal, against the valuation allowance or according to the contractual terms. When a financing receivable is placed on non-accrual status, the accrued unpaid interest receivable is reversed against interest income. Accrual of interest resumes after factors resulting in doubts about collectability have improved.

The amortized cost of financing receivables on non-accrual status was as follows:

	June 30, 2024
			Amortized cost
	Beginning	Ending	of nonaccrual
	amortized cost	amortized cost	assets without
	on nonaccrual	on nonaccrual	a valuation
	status	status	allowance

	(in millions)
Commercial mortgage loans	$53.9	$137.0	$—
Residential mortgage loans	8.2	12.4	—
Total	$62.1	$149.4	$—

	December 31, 2023
			Amortized cost
	Beginning	Ending	of nonaccrual
	amortized cost	amortized cost	assets without
	on nonaccrual	on nonaccrual	a valuation
	status	status	allowance

	(in millions)
Commercial mortgage loans	$43.8	$53.9	$—
Residential mortgage loans	16.0	8.2	0.5
Total	$59.8	$62.1	$0.5

Interest income recognized on non-accrual financing receivables was as follows:

	For the six months ended June 30,
	2024	2023

	(in millions)
Commercial mortgage loans	$(0.2)	$—
Residential mortgage loans	0.1	—
Total	$(0.1)	$—

The aging of our financing receivables, based on amortized cost, was as follows:

	June 30, 2024
			90 days or				90 days or
	30-59 days	60-89 days	more past	Total			more and
	past due	past due	due	past due	Current	Total(1)	accruing

	(in millions)
Commercial mortgage loans	$—	$59.5	$91.4	$150.9	$16,249.4	$16,400.3	$—
Residential mortgage loans	8.1	0.5	10.8	19.4	3,142.8	3,162.2	2.4
Other loans	2.0	1.6	1.7	5.3	178.2	183.5	1.5
Total	$10.1	$61.6	$103.9	$175.6	$19,570.4	$19,746.0	$3.9

	December 31, 2023
			90 days or				90 days or
	30-59 days	60-89 days	more past	Total			more and
	past due	past due	due	past due	Current	Total(1)	accruing

	(in millions)
Commercial mortgage loans	$—	$—	$7.9	$7.9	$16,092.3	$16,100.2	$—
Residential mortgage loans	8.5	1.8	8.7	19.0	3,234.2	3,253.2	2.0
Other loans	1.0	0.5	0.7	2.2	166.4	168.6	0.6
Total	$9.5	$2.3	$17.3	$29.1	$19,492.9	$19,522.0	$2.6
(1)	As of both June 30, 2024 and December 31, 2023, no reinsurance recoverables or deposit receivables were considered past due.

Financing Receivables Valuation Allowance

We establish a valuation allowance to provide for the risk of credit losses inherent in our financing receivables. The valuation allowance is maintained at a level believed adequate by management to absorb estimated expected credit losses. The valuation allowance is based on amortized cost excluding accrued interest receivable and includes reserves for pools of financing receivables with similar risk characteristics. We do not measure a credit loss allowance on accrued interest receivable because we write off the uncollectible accrued interest receivable balance to net investment income in a timely manner, generally within 90 days. During 2024 and 2023, we did not write off any commercial mortgage loan accrued interest receivable or residential mortgage loan accrued interest receivable.

For commercial and residential mortgage loans, management’s periodic evaluation and assessment of the valuation allowance adequacy is based on known and inherent risks in the portfolio, adverse situations that may affect a borrower’s ability to repay, the estimated value of the underlying collateral, composition of the portfolio, portfolio delinquency information, underwriting standards, peer group information, current and forecasted economic conditions, loss experience and other relevant factors. For reinsurance recoverables and deposit receivables, management’s periodic evaluation and assessment of the valuation allowance adequacy is based on known and inherent risks, adverse situations that may affect a reinsurer’s ability to repay, current and forecasted economic conditions, industry loss experience and other relevant factors.

Our commercial mortgage loans are pooled by risk rating level with an estimated loss ratio applied against each risk rating level. The loss ratio is generally based upon historical loss experience for each risk rating level as adjusted for certain current and forecasted environmental factors management believes to be relevant. Environmental factors are forecasted for two years or less with immediate reversion to historical experience. A commercial mortgage loan is evaluated individually if it does not continue to share similar risk characteristics of a pool. We analyze the need for an individual evaluation for any commercial mortgage loan that is delinquent for 60 days or more, in process of foreclosure, restructured, on the internal “watch list” or that currently is evaluated individually.

We estimate expected credit losses for certain commercial mortgage loan commitments where we have a contractual obligation to extend credit. The expected credit losses are estimated based on the commercial mortgage loan valuation allowance process described previously, adjusted for probability of funding. The estimated expected credit losses for commercial mortgage loan commitments are reported in other liabilities on the consolidated statements of financial position. The change in the credit loss liability for commitments is included in net realized capital gains (losses) on the consolidated statements of operations. Once funded, expected credit losses for commercial mortgage loans are included within the commercial mortgage loan valuation allowance described previously.

We evaluate residential mortgage loans based on aggregated risk factors and historical loss experience by pool type. We adjust these quantitative factors for qualitative factors of present and forecasted conditions. Qualitative factors include items such as economic and business conditions, changes in the portfolio, value of underlying collateral and concentrations. A residential mortgage loan is evaluated individually if it does not continue to share similar risk characteristics of a pool. We analyze the need for an individual evaluation for any residential mortgage loan that is delinquent for 60 days or more, in process of foreclosure, restructured, on the internal “watch list” or that currently is evaluated individually.

As discussed previously, commercial and residential mortgage loans are evaluated individually if the asset does not continue to share similar risk characteristics of a pool. When we determine a commercial or residential mortgage loan is probable of foreclosure, a valuation allowance is established equal to the difference between the carrying amount of the mortgage loan and the estimated value of the collateral reduced by the cost to sell. For certain commercial mortgage loans where repayment is expected to be provided substantially through the operation or sale of the collateral and the borrower is experiencing financial difficulty, we elect to establish a valuation allowance equal to the difference between the carrying amount of the mortgage loan and the estimated value of the real estate collateral, which may be reduced by the cost to sell. Estimated value may also be based on either the present value of the expected future cash flows discounted at the asset’s effective interest rate or the asset’s observable market price. Subsequent changes in the estimated value are reflected in the valuation allowance. Amounts on financing receivables deemed to be uncollectible are charged off and removed from the valuation allowance. The change in the valuation allowance for loans is included in net realized capital gains (losses) on the consolidated statements of operations.

Our reinsurance recoverables and deposit receivable are pooled by reinsurer risk rating with an estimated loss ratio applied against each risk rating level. The loss ratio is generally based upon industry historical loss experience and expected recovery timing as adjusted for certain current and forecasted environmental factors management believes to be relevant. Environmental factors are forecasted for five years or less with immediate reversion to industry historical experience. A reinsurance recoverable or deposit receivable is evaluated individually if it does not continue to share similar risk characteristics of a pool. We analyze the need for an individual evaluation for any reinsurance recoverable or deposit receivable based on past due payments and changes in reinsurer risk ratings. The change in the valuation allowance for reinsurance recoverables and deposit receivable is included in benefits, claims and settlement expenses on the consolidated statements of operations.

A rollforward of our valuation allowance was as follows:

	For the six months ended June 30, 2024

	Commercial	Residential	Reinsurance
	mortgage loans	mortgage loans	recoverables	Total

	(in millions)
Beginning balance	$126.1	$6.1	$3.2	$135.4
Provision	48.2	2.5	(0.1)	50.6
Charge-offs	(11.8)	(0.1)	—	(11.9)
Recoveries	—	0.4	—	0.4
Ending balance	$162.5	$8.9	$3.1	$174.5

	For the six months ended June 30, 2023

	Commercial	Residential	Reinsurance
	mortgage loans	mortgage loans	recoverables	Total

	(in millions)
Beginning balance	$75.5	$5.0	$2.7	$83.2
Provision	23.4	0.5	—	23.9
Charge-offs	—	(0.1)	—	(0.1)
Recoveries	—	0.7	—	0.7
Ending balance	$98.9	$6.1	$2.7	$107.7

For the six months ended June 30, 2024 and 2023, no allowance was recorded for other loans.

Mortgage Loans

We periodically purchase mortgage loans as well as sell mortgage loans we have originated. Mortgage loans purchased and sold were as follows:

	For the six months ended June 30,
	2024	2023

	(in millions)
Commercial mortgage loans:
Purchased	$50.1	$106.8
Residential mortgage loans:
Purchased (1)	74.2	394.0
Sold	—	13.2
(1)	Includes mortgage loans purchased by residential mortgage loan VIEs in 2023.

Our commercial mortgage loan portfolio is diversified by geographic region and specific collateral property type as follows:

	June 30, 2024		December 31, 2023
	Amortized	Percent	Amortized	Percent
	cost	of total	cost	of total

	($ in millions)
Geographic distribution
New England	$353.3	2.2%	$367.6	2.3%
Middle Atlantic	4,587.2	27.9	4,525.0	28.1
East North Central	591.9	3.6	584.5	3.6
West North Central	352.9	2.2	336.9	2.1
South Atlantic	2,880.9	17.6	2,768.8	17.2
East South Central	475.3	2.9	430.3	2.7
West South Central	1,277.4	7.8	1,272.0	7.9
Mountain	874.1	5.3	825.9	5.1
Pacific	5,007.3	30.5	4,989.2	31.0
Total	$16,400.3	100.0%	$16,100.2	100.0%

Property type distribution
Office	$3,452.1	21.0%	$3,651.5	22.7%
Retail	1,431.0	8.7	1,457.4	9.1
Industrial	3,891.5	23.7	3,526.7	21.9
Apartments	7,260.9	44.4	7,148.5	44.4
Hotel	66.8	0.4	68.6	0.4
Mixed use/other	298.0	1.8	247.5	1.5
Total	$16,400.3	100.0%	$16,100.2	100.0%

Mortgage Loan Modifications

Our commercial and residential mortgage loan portfolios include loans that have been modified. We assess loan modifications that are related to our borrowers experiencing financial difficulty in the form of principal forgiveness, an interest rate reduction, an other-than-insignificant payment delay, or a term extension (or a combination thereof). Generally, an assessment of whether a borrower is experiencing financial difficulty is made on the date of the modification.

The financing receivables valuation allowance utilizes an estimate of lifetime expected credit losses and it is recorded on each loan upon origination or acquisition. The starting point for the estimate of the valuation allowance is historical loss information, which includes losses from modification of receivables to borrowers experiencing financial difficulty. Because the effect of most modifications made to borrowers experiencing financial difficulty is already included in the valuation allowance because of the measurement methodologies used to estimate the allowance, a change to the valuation allowance is generally not recorded upon modification.

Occasionally, a modification of a loan from a borrower experiencing financial difficulty is in the form of principal forgiveness. When principal forgiveness is provided as a modification, the amount of the principal forgiven is deemed uncollectible. Therefore, that portion of the loan is written off, which results in a reduction of the amortized cost and a corresponding adjustment to the valuation allowance.

In some cases, we modify a loan by providing multiple types of concessions. Typically, one type of concession, such as a term extension, is granted initially. If the borrower continues to experience financial difficulty, another concession, such as principal forgiveness may be granted.

We did not have any significant mortgage loans that were modified for both the six months ended June 30, 2024 and 2023.

Securities Posted as Collateral

As of June 30, 2024 and December 31, 2023, we posted $6,666.8 million and $6,616.8 million, respectively, in commercial mortgage loans and residential first lien mortgages to satisfy collateral requirements associated with our obligation under funding agreements with Federal Home Loan Bank of Des Moines (“FHLB Des Moines”). In addition, as of June 30, 2024 and December 31, 2023, we posted $3,709.9 million and $4,129.6 million, respectively, in fixed maturities, available-for-sale and trading securities to satisfy collateral requirements primarily associated with a reinsurance arrangement, our derivative credit support annex (collateral) agreements, Futures Commission Merchant (“FCM”) agreements, a lending arrangement and our obligation under funding agreements with FHLB Des Moines. Since we did not relinquish ownership rights on these instruments, they are reported as mortgage loans, fixed maturities, available-for-sale and fixed maturities, trading, respectively, on our consolidated statements of financial position. Of the securities posted as collateral, as of June 30, 2024 and December 31, 2023, $435.9 million and $509.8 million, respectively, could be sold or repledged by the secured party.

Balance Sheet Offsetting

Financial assets subject to master netting agreements or similar agreements were as follows:

	Gross amounts not offset in the
	consolidated statements
	of financial position
	Gross amount
	of recognized	Financial	Collateral
	assets(1)	instruments(2)	received	Net amount

	(in millions)
June 30, 2024
Derivative assets	$384.7	$(180.6)	$(184.4)	$19.7
Reverse repurchase agreements	103.4	—	(103.4)	—
Total	$488.1	$(180.6)	$(287.8)	$19.7

December 31, 2023
Derivative assets	$253.0	$(166.0)	$(81.0)	$6.0
Reverse repurchase agreements	122.7	—	(122.7)	—
Total	$375.7	$(166.0)	$(203.7)	$6.0
(1)

The gross amount of recognized derivative and reverse repurchase agreement assets are reported with other investments and cash and cash equivalents, respectively, on the consolidated statements of financial position. The gross amounts of derivative and reverse repurchase agreement assets are not netted against offsetting liabilities for presentation on the consolidated statements of financial position.

(2)

Represents amount of offsetting derivative liabilities that are subject to an enforceable master netting agreement or similar agreement that are not netted against the gross derivative assets for presentation on the consolidated statements of financial position.

Financial liabilities subject to master netting agreements or similar agreements were as follows:

		Gross amounts not offset in the
		consolidated statements
		of financial position
	Gross amount
	of recognized	Financial	Collateral
	liabilities(1)	instruments(2)	pledged	Net amount

	(in millions)
June 30, 2024
Derivative liabilities	$456.7	$(180.6)	$(253.5)	$22.6
December 31, 2023
Derivative liabilities	$473.4	$(166.0)	$(295.5)	$11.9
(1)	The gross amount of recognized derivative liabilities is reported with other liabilities on the consolidated statements of financial position. The above excludes derivative liabilities, which are primarily embedded derivatives that are not subject to master netting agreements or similar agreements. The gross amounts of derivative liabilities are not netted against offsetting assets for presentation on the consolidated statements of financial position.
(2)	Represents amount of offsetting derivative assets that are subject to an enforceable master netting agreement or similar agreement that are not netted against the gross derivative liabilities for presentation on the consolidated statements of financial position.

The financial instruments that are subject to master netting agreements or similar agreements include right of setoff provisions. Derivative instruments include provisions to setoff positions covered under the agreements with the same counterparties and provisions to setoff positions outside of the agreements with the same counterparties in the event of default by one of the parties. Derivative instruments also include collateral or variation margin provisions, which are generally settled daily with each counterparty. See Note 4, Derivative Financial Instruments, for further details.

Repurchase and reverse repurchase agreements include provisions to setoff other repurchase and reverse repurchase balances with the same counterparty. Repurchase and reverse repurchase agreements also include collateral provisions with the counterparties. For reverse repurchase agreements we require the counterparties to pledge collateral with a value greater than the amount of cash transferred. We have the right but do not sell or repledge collateral received in reverse repurchase agreements. Repurchase agreements are structured as secured borrowings for all counterparties. We pledge fixed maturities available-for-sale, which the counterparties have the right to sell or repledge. Interest incurred on repurchase agreements is reported as part of operating expenses on the consolidated statements of operations. Net proceeds related to repurchase agreements are reported as a component of financing activities on the consolidated statements of cash flows. We did not have any outstanding repurchase agreements as of June 30, 2024 and December 31, 2023.

5. Investments

Our investments include assets backing reserves as part of a coinsurance with funds withheld agreement. The funds withheld invested assets are reported within their respective line items, primarily consisting of fixed maturities available-for-sale, mortgage loans and other investments. See Note 13, Reinsurance, for more information on the funds withheld invested assets.

Fixed Maturities

The amortized cost, gross unrealized gains and losses, allowance for credit loss and fair value of fixed maturities, available-for-sale were as follows:

		Gross	Gross	Allowance
	Amortized	unrealized	unrealized	for credit
	cost (1)	gains	losses	loss	Fair value

	(in millions)
December 31, 2023
Fixed maturities, available-for-sale:
U.S. government and agencies	$1,719.1	$19.3	$233.5	$—	$1,504.9
Non-U.S. governments	522.2	16.9	59.2	—	479.9
States and political subdivisions	7,493.9	45.4	926.0	—	6,613.3
Corporate	35,707.6	433.7	3,059.9	1.9	33,079.5
Residential mortgage-backed pass-through securities	2,959.8	25.7	160.6	—	2,824.9
Commercial mortgage-backed securities	5,391.6	1.6	649.8	—	4,743.4
Collateralized debt obligations (2)	5,379.6	45.0	26.8	—	5,397.8
Other debt obligations	8,447.2	42.2	602.8	0.1	7,886.5
Total fixed maturities, available-for-sale	$67,621.0	$629.8	$5,718.6	$2.0	$62,530.2

December 31, 2022
Fixed maturities, available-for-sale:
U.S. government and agencies	$1,964.6	$0.1	$248.8	$—	$1,715.9
Non-U.S. governments	565.3	18.9	63.8	—	520.4
States and political subdivisions	7,280.1	14.8	1,126.6	—	6,168.3
Corporate	37,495.4	219.5	4,530.1	—	33,184.8
Residential mortgage-backed pass-through securities	2,362.1	6.0	197.2	—	2,170.9
Commercial mortgage-backed securities	5,529.7	0.9	703.1	—	4,827.5
Collateralized debt obligations (2)	4,698.9	4.5	143.2	—	4,560.2
Other debt obligations	7,207.8	6.0	730.4	0.1	6,483.3
Total fixed maturities, available-for-sale	$67,103.9	$270.7	$7,743.2	$0.1	$59,631.3
(1)	Amortized cost excludes accrued interest receivable of $616.0 million and $575.8 million as of December 31, 2023 and 2022, respectively.
(2)	Primarily consists of collateralized loan obligations backed by secured corporate loans.

The amortized cost and fair value of fixed maturities available-for-sale as of December 31, 2023, by expected maturity, were as follows:

	Amortized cost	Fair value

	(in millions)
Due in one year or less	$1,298.4	$1,282.2
Due after one year through five years	8,486.2	8,285.1
Due after five years through ten years	9,209.3	8,675.0
Due after ten years	26,448.9	23,435.3
Subtotal	45,442.8	41,677.6
Mortgage-backed and other asset-backed securities	22,178.2	20,852.6
Total	$67,621.0	$62,530.2

Actual maturities may differ because borrowers may have the right to call or prepay obligations. Our portfolio is diversified by industry, issuer and asset class. Credit concentrations are managed to established limits.

Net Investment Income

The major components of net investment income are shown below and are net of amounts on funds withheld invested assets that are passed directly to the reinsurers. See Note 13, Reinsurance, for further details.

	For the year ended December 31,
	2023	2022	2021

	(in millions)
Fixed maturities, available-for-sale	$2,230.0	$1,734.4	$2,483.8
Fixed maturities, trading	32.4	19.6	8.7
Equity securities	3.5	(35.4)	1.7
Mortgage loans	661.5	619.9	692.4
Real estate	177.2	276.2	194.4
Policy loans	39.1	34.4	36.2
Cash and cash equivalents	148.2	37.6	1.7
Derivatives	38.6	171.3	28.2
Other	231.6	194.8	362.0
Total	3,562.1	3,052.8	3,809.1
Investment expenses	(276.6)	(200.4)	(175.4)
Net investment income	$3,285.5	$2,852.4	$3,633.7

Net Realized Capital Gains and Losses

The major components of net realized capital gains (losses) on investments are shown below and are net of amounts on funds withheld invested assets that are passed directly to the reinsurers. See Note 13, Reinsurance, for further details. The amounts below do not include net realized capital gains (losses) on funds withheld assets that are not passed to the reinsurers, which are separately reported on the consolidated statements of operations. Net realized capital gains (losses) on funds withheld assets includes gains (losses) realized upon sale of assets put into the funds withheld at the start of the Reinsurance Transactions for the unrealized gains (losses) on the date of transfer into the funds withheld, the change in the valuation allowance on funds withheld commercial mortgage loans and unrealized gains and losses related to the change in fair value of funds withheld fixed maturities, trading and equity securities.

	For the year ended December 31,
	2023	2022	2021

	(in millions)
Fixed maturities, available-for-sale:
Gross gains	$46.8	$38.9	$50.4
Gross losses	(134.8)	(120.7)	(26.9)
Net credit losses (1)	(31.3)	(11.5)	(34.5)
Hedging, net	2.2	(0.7)	(9.5)
Fixed maturities, trading (2)	0.7	(8.6)	(6.6)
Equity securities (3)	0.7	(7.4)	(0.5)
Mortgage loans (4)	(133.8)	(74.1)	5.3
Derivatives	(5.3)	154.7	126.4
Other	100.1	112.7	8.0
Net realized capital gains (losses)	$(154.7)	$83.3	$112.1
(1)	Net credit losses include adjustments to the credit loss valuation allowance, write-offs and recoveries on available-for-sale securities.
(2)	Unrealized losses on fixed maturities, trading still held at the reporting date were $(0.2) million, $(7.8) million and $(6.4) million for the years ended December 31, 2023, 2022 and 2021, respectively. This excludes $(2.9) million, $16.6 million and $0.0 million in unrealized gains (losses) for the years ended December 31, 2023, 2022 and 2021, respectively, that were reported in market risk benefit remeasurement (gain) loss and $6.8 million, $(1.4) million and $0.0 million of unrealized gains (losses) for the years ended December 31, 2023, 2022 and 2021, respectively, that were reported in net realized capital gains (losses) on funds withheld assets.
(3)	Unrealized gains (losses) on equity securities still held at the reporting date were $0.7 million , $(7.1) million and $(0.1) million for the years ended December 31, 2023, 2022 and 2021, respectively. This excludes $1.7 million , $(1.7) million and $0.0 million unrealized gains (losses) for the years ended December 31, 2023, 2022 and 2021, respectively, that were reported in net realized capital gains (losses) on funds withheld assets.
(4)	Net realized capital gains (losses) on mortgage loans include losses related to the deconsolidation of residential mortgage loan trusts in both 2023 and 2022.

Proceeds from sales of investments (excluding call and maturity proceeds) in fixed maturities, available-for-sale were $4,950.4 million, $12,273.0 million and $1,609.0 million in 2023, 2022 and 2021, respectively.

Allowance for Credit Loss

We have a process in place to identify fixed maturity securities that could potentially require an allowance for credit loss. This process involves monitoring market events that could impact issuers’ credit ratings, business climate, management changes, litigation and government actions and other similar factors. This process also involves monitoring late payments, pricing levels, downgrades by rating agencies, key financial ratios, financial statements, revenue forecasts and cash flow projections as indicators of credit issues.

Each reporting period, all securities in an unrealized loss position are reviewed to determine whether a decline in value is due to credit. Relevant facts and circumstances considered include: (1) the extent the fair value is below cost; (2) the reasons for the decline in value; (3) the financial position and access to capital of the issuer, including the current and future impact of any specific events and (4) for structured securities, the adequacy of the expected cash flows. To the extent we determine an unrealized loss is due to credit, an allowance for credit loss is recognized through a reduction to net income.

We estimate the amount of the allowance for credit loss as the difference between amortized cost and the present value of the expected cash flows of the security. The present value is determined using the best estimate cash flows discounted at the effective interest rate implicit to the security at the date of purchase or the current yield to accrete an asset-backed or floating rate security. The methodology and assumptions for establishing the best estimate cash flows vary depending on the type of security. The ABS cash flow estimates are based on security specific facts and circumstances that may include collateral characteristics, expectations of delinquency and default rates, loss severity and prepayment speeds and structural support, including subordination and guarantees. The corporate security cash flow estimates are derived from scenario-based outcomes of expected corporate restructurings or liquidations using bond specific facts and circumstances including timing, security interests and loss severity. We do not measure a credit loss allowance on accrued interest receivable because we write off the accrued interest receivable balance to net investment income in a timely manner when we have concern regarding collectability.

Amounts on fixed maturities, available-for-sale deemed to be uncollectible are written off and removed from the allowance for credit loss. A write-off may also occur if we intend to sell a security or whether it is more likely than not we will be required to sell the security before the recovery of its amortized cost which, in some cases, may extend to maturity.

A rollforward of the allowance for credit loss by major security type was as follows.

	For the year ended December 31, 2023
					Residential
					mortgage-
					backed	Commercial	Collateralized
	U.S.		States and		pass-	mortgage-	debt	Other
	government	Non-U.S.	political		through	backed	obligations	debt
	and agencies	governments	subdivisions	Corporate	securities	securities	(1)	obligations	Total

	(in millions)

Beginning balance	$—	$—	$—	$—	$—	$—	$—	$0.1	$0.1
Additions for credit losses not previously recorded	—	—	—	5.7	—	—	—	—	5.7
Write-offs charged against allowance	—	—	—	(3.8)	—	—	—	—	(3.8)
Ending balance	$—	$—	$—	$1.9	$—	$—	$—	$0.1	$2.0

Accrued interest written off to net investment income	$—	$—	$—	$0.1	$—	$—	$—	$—	$0.1

	For the year ended December 31, 2022
					Residential
					mortgage-
					backed	Commercial	Collateralized
	U.S.		States and		pass-	mortgage-	debt	Other
	government	Non-U.S.	political		through	backed	obligations	debt
	and agencies	governments	subdivisions	Corporate	securities	securities	(1)	obligations	Total

	(in millions)
Beginning balance	$—	$—	$—	$4.5	$—	$0.3	$—	$0.1	$4.9
Reductions for securities sold during the period	—	—	—	(8.7)	—	—	—	—	(8.7)
Additional increases (decreases) for credit losses on securities with an allowance recorded in the previous period	—	—	—	4.2	—	—	—	—	4.2
Write-offs charged against allowance	—	—	—	—	—	(0.3)	—	—	(0.3)
Ending balance	$—	$—	$—	$—	$—	$—	$—	$0.1	$0.1

	For the year ended December 31, 2021
					Residential
					mortgage-
					backed	Commercial	Collateralized
	U.S.		States and		pass-	mortgage-	debt	Other
	government	Non-U.S.	political		through	backed	obligations	debt
	and agencies	governments	subdivisions	Corporate	securities	securities	(1)	obligations	Total

	(in millions)
Beginning balance	$—	$—	$—	$—	$—	$4.3	$2.2	$—	$6.5
Additions for credit losses not previously recorded	—	—	—	16.9	—	0.4	—	0.1	17.4
Reductions for securities sold during the period	—	—	—	(12.4)	—	—	—	—	(12.4)
Additional increases (decreases) for credit losses on securities with an allowance recorded in the previous period	—	—	—	—	—	2.4	0.4	—	2.8
Write-offs charged against allowance	—	—	—	—	—	(6.8)	(2.6)	—	(9.4)
Ending balance	$—	$—	$—	$4.5	$—	$0.3	$—	$0.1	$4.9

Accrued interest written off to net investment income	$—	$—	$—	$0.2	$—	$—	$—	$—	$0.2
(1)	Primarily consists of collateralized loan obligations backed by secured corporate loans.

During 2022, we did not write off any accrued interest to net investment income.

Available-for-Sale Securities in Unrealized Loss Positions Without an Allowance for Credit Loss

For available-for-sale securities with unrealized losses for which an allowance for credit loss has not been recorded, the gross unrealized losses and fair value, aggregated by investment category and length of time that individual securities have been in a continuous unrealized loss position were as follows:

	December 31, 2023
	Less than		Greater than or
	twelve months		equal to twelve months		Total
		Gross		Gross		Gross
	Fair	unrealized	Fair	unrealized	Fair	unrealized
	value	losses	value	losses	value	losses

	(in millions)
Fixed maturities, available-for-sale (1):
U.S. government and agencies	$315.3	$3.1	$974.2	$230.5	$1,289.5	$233.6
Non-U.S. governments	41.9	1.7	307.9	57.5	349.8	59.2
States and political subdivisions	596.6	19.0	5,011.7	906.9	5,608.3	925.9
Corporate	2,540.5	89.7	22,305.9	2,968.9	24,846.4	3,058.6
Residential mortgage-backed pass- through securities	472.9	2.9	1,275.6	157.7	1,748.5	160.6
Commercial mortgage-backed securities	280.3	4.1	4,160.3	645.6	4,440.6	649.7
Collateralized debt obligations (2)	404.8	1.5	2,296.3	25.3	2,701.1	26.8
Other debt obligations	1,183.7	18.5	4,386.0	584.2	5,569.7	602.7
Total fixed maturities, available-for-sale	$5,836.0	$140.5	$40,717.9	$5,576.6	$46,553.9	$5,717.1
(1)	Fair value and gross unrealized losses are excluded for available-for-sale securities for which an allowance for credit loss has been recorded.
(2)	Primarily consists of collateralized loan obligations backed by secured corporate loans.

Of the available-for-sale fixed maturities within our consolidated portfolio in a gross unrealized loss position, 94% were investment grade (rated AAA through BBB-) with an average price of 89 (carrying value/amortized cost) as of December 31, 2023. Gross unrealized losses in our fixed maturities portfolio decreased during the year ended December 31, 2023, primarily due to a tightening of credit spreads.

For those securities that had been in a continuous unrealized loss position for less than twelve months, our consolidated portfolio held 983 securities reflecting an average price of 98 as of December 31, 2023. Of this portfolio, 91% was investment grade (rated AAA through BBB-) as of December 31, 2023, with associated unrealized losses of $131.2 million. The unrealized losses on these securities can primarily be attributed to changes in market interest rates and changes in credit spreads since the securities were acquired.

For those securities that had been in a continuous unrealized loss position greater than or equal to twelve months, our consolidated portfolio held 7,042 securities reflecting an average price of 88 and an average credit rating of A as of December 31, 2023. Corporate securities with unrealized losses had an average price of 88 and an average credit rating of BBB+. States and political subdivisions securities with unrealized losses had an average price of 85 and an average credit rating of AA-. Commercial mortgage - backed securities with unrealized losses had an average price of 87 and an average credit rating of AA. Collateralized mortgage obligation securities with unrealized losses had an average price of 85 and an average credit rating of AAA. The unrealized losses on these securities can primarily be attributed to changes in market interest rates and changes in credit spreads since the securities were acquired.

Because we expected to recover our amortized cost, we did not record an allowance for credit loss on these securities as of December 31, 2023. Because it was not our intent to sell the fixed maturity available-for-sale securities with unrealized losses and it was not more likely than not that we would be required to sell these securities before recovery of the amortized cost, which may be at maturity, we did not write down these investments to fair value.

	December 31, 2022
	Less than		Greater than or
	twelve months		equal to twelve months		Total
		Gross		Gross		Gross
	Fair	unrealized	Fair	unrealized	Fair	unrealized
	value	losses	value	losses	value	losses

	(in millions)
Fixed maturities, available-for-sale (1):
U.S. government and agencies	$1,505.5	$207.0	$180.4	$41.8	$1,685.9	$248.8
Non-U.S. governments	373.0	56.7	19.9	7.1	392.9	63.8
States and political subdivisions	5,243.6	999.7	387.8	126.9	5,631.4	1,126.6
Corporate	26,668.2	3,875.1	2,625.4	654.9	29,293.6	4,530.0
Residential mortgage-backed pass-through securities	1,201.7	97.6	574.8	104.7	1,776.5	202.3
Commercial mortgage-backed securities	3,622.3	480.7	1,113.9	220.9	4,736.2	701.6
Collateralized debt obligations (2)	2,830.1	88.8	1,327.2	54.4	4,157.3	143.2
Other debt obligations	3,412.6	290.7	2,266.7	434.4	5,679.3	725.1
Total fixed maturities, available-for-sale	$44,857.0	$6,096.3	$8,496.1	$1,645.1	$53,353.1	$7,741.4
(1)	Fair value and gross unrealized losses are excluded for available-for-sale securities for which an allowance for credit loss has been recorded.
(2)	Primarily consists of collateralized loan obligations backed by secured corporate loans.

Of the available-for-sale fixed maturities within our consolidated portfolio in a gross unrealized loss position, 94% were investment grade (rated AAA through BBB-) with an average price of 87 (carrying value/amortized cost) as of December 31, 2022. Gross unrealized losses in our fixed maturities portfolio increased during the year ended December 31, 2022, primarily due to an increase in interest rates and a widening of credit spreads.

For those securities that had been in a continuous unrealized loss position for less than twelve months, our consolidated portfolio held 7,589 securities reflecting an average price of 88 as of December 31, 2022. Of this portfolio, 95% was investment grade (rated AAA through BBB-) as of December 31, 2022, with associated unrealized losses of $5,920.4 million. The unrealized losses on these securities can primarily be attributed to changes in market interest rates and changes in credit spreads since the securities were acquired.

For those securities that had been in a continuous unrealized loss position greater than or equal to twelve months, our consolidated portfolio held 1,654 securities reflecting an average price of 84 and an average credit rating of AA- as of December 31, 2022. Corporate securities with unrealized losses had an average price of 80 and an average credit rating of BBB+. Collateralized mortgage obligation securities with unrealized losses had an average price of 81 and an average credit rating of AAA. Commercial mortgage-backed securities with unrealized losses had an average price of 83 and an average credit rating of AA+. States and political subdivisions securities with unrealized losses had an average price of 75 and an average credit rating of AA-. The unrealized losses on these securities can primarily be attributed to changes in market interest rates and changes in credit spreads since the securities were acquired.

Because we expected to recover our amortized cost, we did not record an allowance for credit loss on these securities as of December 31, 2022. Because it was not our intent to sell the fixed maturity available-for-sale securities with unrealized losses and it was not more likely than not that we would be required to sell these securities before recovery of the amortized cost, which may be at maturity, we did not write down these investments to fair value.

Net Unrealized Gains and Losses on Available-for-Sale Securities and Derivative Instruments

The net unrealized gains and losses on investments in available-for-sale securities and the net unrealized gains and losses on derivative instruments in cash flow hedge relationships are reported as separate components of stockholder’s equity. The cumulative amount of net unrealized gains and losses on available-for-sale securities and derivative instruments in cash flow hedge relationships net of adjustments related to actuarial balances, policyholder liabilities, noncontrolling interest and applicable income taxes was as follows:

	December 31, 2023	December 31, 2022

	(in millions)
Net unrealized losses on fixed maturities, available-for-sale (1)	$(5,128.4)	$(7,552.6)
Net unrealized gains (losses) on derivative instruments	(1.6)	50.7
Adjustments for assumed changes in amortization patterns	(5.2)	(1.8)
Adjustments for assumed changes in policyholder liabilities	1.4	0.5
Net unrealized gains on other investments and noncontrolling interest adjustments	2.9	2.9
Provision for deferred income tax benefits	1,099.6	1,601.5
Net unrealized losses on available-for-sale securities and derivative instruments	$(4,031.3)	$(5,898.8)
(1)	Excludes net unrealized gains (losses) on fixed maturities, available-for-sale included in fair value hedging relationships.

Financing Receivables

Mortgage Loans

Mortgage loans consist of commercial and residential mortgage loans. Our commercial mortgage loan portfolio consists primarily of non-recourse, fixed rate mortgages on stabilized properties. Our residential mortgage loan portfolio is composed of first lien and home equity mortgages.

Commercial and residential mortgage loans are generally reported at cost adjusted for amortization of premiums and accrual of discounts, computed using the interest method and net of valuation allowances. Amortized cost excludes accrued interest receivable. Interest income is accrued on the principal amount of the loan based on the loan’s contractual interest rate. Interest income, as well as prepayment of fees and the amortization of the related premium or discount, is reported in net investment income on the consolidated statements of operations. Accrued interest receivable is reported in accrued investment income on the consolidated statements of financial position. Any changes in the loan valuation allowances are reported in net realized capital gains (losses) on the consolidated statements of operations. Further details relating to our valuation allowance are included under the caption “Financing Receivables Valuation Allowance.”

Reinsurance Recoverable and Deposit Receivable

Our reinsurance recoverables include amounts due from reinsurers for paid or unpaid claims, claims incurred but not reported or policy benefits. We cede life, disability, medical and long-term care insurance as well as fixed annuity contracts with significant life insurance risk to other insurance companies through reinsurance. Deposit receivables include amounts due from the reinsurer for fixed annuity contracts without significant life insurance risk recorded using the deposit method of accounting.

Other Loans

Our other loans include consumer, auto and other loans (“other loans”) of a consolidated VIE for which the fair value option was elected as well as consumer loans for which the fair value option was not elected. Other loans are generally subject to amortized cost accounting and a valuation allowance if the fair value option is not elected. Other loans are reported as a component of other investments in the consolidated statements of financial position.

Credit Quality Information for Financing Receivables

The amortized cost of our financing receivables by credit risk and vintage was as follows:

	December 31, 2023
	2023	2022	2021	2020	2019	Prior	Total

	(in millions)
Commercial mortgage loans:

A- and above	$667.4	$1,214.8	$2,271.5	$1,535.8	$1,921.0	$5,447.2	$13,057.7
BBB+ thru BBB-	282.6	356.8	343.0	203.3	309.9	886.9	2,382.5
BB+ thru BB-	110.6	142.1	—	—	35.3	234.6	522.6
B+ and below	—	—	—	—	83.5	53.9	137.4
Total	$1,060.6	$1,713.7	$2,614.5	$1,739.1	$2,349.7	$6,622.6	$16,100.2

Residential mortgage
loans:
Performing	$456.3	$1,023.4	$1,272.5	$150.4	$86.8	$253.6	$3,243.0
Non-performing	—	2.1	4.0	—	1.8	2.3	10.2
Total	$456.3	$1,025.5	$1,276.5	$150.4	$88.6	$255.9	$3,253.2

Other loans:
Performing	$168.5	$—	$—	$—	$—	$—	$168.5
Non-performing	—	—	—	—	—	0.1	0.1
Total	$168.5	$—	$—	$—	$—	$0.1	$168.6

Reinsurance recoverable and deposit receivable							$24,427.9

	December 31, 2022
	2022	2021	2020	2019	2018	Prior	Total

	(in millions)
Commercial mortgage loans:
A- and above	$995.9	$2,182.5	$1,753.8	$2,177.2	$2,130.8	$4,555.1	$13,795.3
BBB+ thru BBB-	371.8	412.8	149.7	391.6	222.6	676.4	2,224.9
BB+ thru BB-	104.0	—	—	—	8.9	66.5	179.4
B+ and below	—	—	—	—	8.3	35.5	43.8
Total	$1,471.7	$2,595.3	$1,903.5	$2,568.8	$2,370.6	$5,333.5	$16,243.4

Residential mortgage loans:
Performing	$1,101.4	$1,669.1	$364.5	$99.2	$51.2	$253.6	$3,539.0
Non-performing	8.0	4.7	1.8	1.0	0.6	4.4	20.5
Total	$1,109.4	$1,673.8	$366.3	$100.2	$51.8	$258.0	$3,559.5

Reinsurance recoverable and deposit receivable							$21,445.0

The amortized cost of commercial mortgage loans, residential mortgage loans and other loans excluded accrued interest receivable of $57.1 million, $10.3 million and $1.6 million, respectively, as of December 31, 2023, and $55.9 million, $9.8 million and $0.0 million, respectively, as of December 31, 2022.

Financing Receivables Credit Monitoring

Commercial Mortgage Loan Credit Risk Profile Based on Internal Rating

We actively monitor and manage our commercial mortgage loan portfolio. All commercial mortgage loans are analyzed regularly and substantially all are internally rated, based on a proprietary risk rating cash flow model, in order to monitor the financial quality of these assets. The model stresses expected cash flows at various levels and at different points in time depending on the durability of the income stream, which includes our assessment of factors such as location (macro and micro markets), tenant quality and lease expirations. Our internal rating analysis presents expected losses in terms of an S&P Global (“S&P”) bond equivalent rating for commercial mortgage loans. As the credit risk for commercial mortgage loans increases, we adjust our internal ratings downward with loans in the category “B+ and below” having the highest risk for credit loss. Internal ratings on commercial mortgage loans are updated at least annually and potentially more often for certain loans with material changes in collateral value or occupancy and for loans on an internal “watch list”.

Commercial mortgage loans that require more frequent and detailed attention are identified and placed on an internal “watch list”. Among the criteria that may indicate a potential problem are significant negative changes in ratios of loan to value or contract rents to debt service, major tenant vacancies or bankruptcies, borrower sponsorship problems, late payments, delinquent taxes and loan relief/restructuring requests.

Residential Mortgage Loan Credit Risk Profile Based on Performance Status

Our residential mortgage loan portfolio is monitored based on performance of the loans. Monitoring on a residential mortgage loan increases when the loan is delinquent or earlier if there is an indication of potential impairment. We define non-performing residential mortgage loans as loans 90 days or greater delinquent or on non-accrual status.

Other Loans Credit Risk Profile Based on Performance Status

Our other loans are monitored based on performance of the loans. Monitoring on other loans increases when the loan is delinquent or earlier if there is an indication of potential impairment.

Non-Accrual Financing Receivables

Financing receivables are placed on non-accrual status if we have concern regarding the collectability of future payments or if a financing receivable has matured without being paid off or extended. Factors considered may include conversations with the borrower, loss of major tenant, bankruptcy of borrower or major tenant, decreased property cash flow for commercial mortgage loans or number of days past due and other circumstances for residential mortgage loans. Based on an assessment as to the collectability of the principal, a determination is made to apply any payments received either against the principal, against the valuation allowance or according to the contractual terms. When a financing receivable is placed on non-accrual status, the accrued unpaid interest receivable is reversed against interest income. Accrual of interest resumes after factors resulting in doubts about collectability have improved.

The amortized cost of financing receivables on non-accrual status was as follows:

	December 31, 2023
			Amortized cost
	Beginning	Ending	of nonaccrual
	amortized cost	amortized cost	assets without
	on nonaccrual	on nonaccrual	a valuation
	status	status	allowance

	(in millions)
Commercial mortgage loans	$43.8	$53.9	$—
Residential mortgage loans	16.0	8.2	0.5
Total	$59.8	$62.1	$0.5

	December 31, 2022
			Amortized cost
	Beginning	Ending	of nonaccrual
	amortized cost	amortized cost	assets without
	on nonaccrual	on nonaccrual	a valuation
	status	status	allowance

	(in millions)
Commercial mortgage loans	$8.7	$43.8	$—
Residential mortgage loans	3.4	16.0	0.6
Total	$12.1	$59.8	$0.6

Interest income recognized on non-accrual financing receivables was as follows:

	For the year ended December 31,
	2023	2022	2021

	(in millions)
Commercial mortgage loans	$1.2	$0.9	$0.5
Total	$1.2	$0.9	$0.5

The aging of our financing receivables, based on amortized cost, was as follows:

	December 31, 2023
			90 days or				90 days or
	30-59 days	60-89 days	more past	Total			more and
	past due	past due	due	past due	Current	Total (1)	accruing

	(in millions)
Commercial mortgage loans	$—	$—	$7.9	$7.9	$16,092.3	$16,100.2	$—
Residential mortgage loans	8.5	1.8	8.7	19.0	3,234.2	3,253.2	2.0
Other loans	1.0	0.5	0.7	2.2	166.4	168.6	0.6
Total	$9.5	$2.3	$17.3	$29.1	$19,492.9	$19,522.0	$2.6

	December 31, 2022
			90 days or				90 days or
	30-59 days	60-89 days	more past	Total			more and
	past due	past due	due	past due	Current	Total (1)	accruing

	(in millions)
Commercial mortgage loans	$—	$—	$8.3	$8.3	$16,235.1	$16,243.4	$—
Residential mortgage loans	35.9	2.4	12.4	50.7	3,508.8	3,559.5	4.4
Total	$35.9	$2.4	$20.7	$59.0	$19,743.9	$19,802.9	$4.4
(1)	As of both December 31, 2023 and 2022, no reinsurance recoverables or deposit receivables were considered past due.

Financing Receivables Valuation Allowance

We establish a valuation allowance to provide for the risk of credit losses inherent in our financing receivables. The valuation allowance is maintained at a level believed adequate by management to absorb estimated expected credit losses. The valuation allowance is based on amortized cost excluding accrued interest receivable and includes reserves for pools of financing receivables with similar risk characteristics. We do not measure a credit loss allowance on accrued interest receivable because we write off the uncollectible accrued interest receivable balance to net investment income in a timely manner, generally within 90 days. During 2023 and 2022, we did not write off any commercial mortgage loan accrued interest or residential mortgage loan accrued interest.

For commercial and residential mortgage loans, management’s periodic evaluation and assessment of the valuation allowance adequacy is based on known and inherent risks in the portfolio, adverse situations that may affect a borrower’s ability to repay, the estimated value of the underlying collateral, composition of the portfolio, portfolio delinquency information, underwriting standards, peer group information, current and forecasted economic conditions, loss experience and other relevant factors. For reinsurance recoverables and deposit receivables, management’s periodic evaluation and assessment of the valuation allowance adequacy is based on known and inherent risks, adverse situations that may affect a reinsurer’s ability to repay, current and forecasted economic conditions, industry loss experience and other relevant factors.

Our commercial mortgage loans are pooled by risk rating level with an estimated loss ratio applied against each risk rating level. The loss ratio is generally based upon historical loss experience for each risk rating level as adjusted for certain current and forecasted environmental factors management believes to be relevant. Environmental factors are forecasted for two years or less with immediate reversion to historical experience. A commercial mortgage loan is evaluated individually if it does not continue to share similar risk characteristics of a pool. We analyze the need for an individual evaluation for any commercial mortgage loan that is delinquent for 60 days or more, in process of foreclosure, restructured, on the internal “watch list” or that currently is evaluated individually.

We estimate expected credit losses for certain commercial mortgage loan commitments where we have a contractual obligation to extend credit. The expected credit losses are estimated based on the commercial mortgage loan valuation allowance process described previously, adjusted for probability of funding. The estimated expected credit losses for commercial mortgage loan commitments are reported in other liabilities on the consolidated statements of financial position. The change in the credit loss liability for commitments is included in net realized capital gains (losses) on the consolidated statements of operations. Once funded, expected credit losses for commercial mortgage loans are included within the commercial mortgage loan valuation allowance described previously.

We evaluate residential mortgage loans based on aggregated risk factors and historical loss experience by pool type. We adjust these quantitative factors for qualitative factors of present and forecasted conditions. Qualitative factors include items such as economic and business conditions, changes in the portfolio, value of underlying collateral and concentrations. A residential mortgage loan is evaluated individually if it does not continue to share similar risk characteristics of a pool. We analyze the need for an individual evaluation for any residential mortgage loan that is delinquent for 60 days or more, in process of foreclosure, restructured, on the internal “watch list” or that currently is evaluated individually.

As discussed previously, commercial and residential mortgage loans are evaluated individually if the asset does not continue to share similar risk characteristics of a pool. When we determine a commercial or residential mortgage loan is probable of foreclosure, a valuation allowance is established equal to the difference between the carrying amount of the mortgage loan and the estimated value of the collateral reduced by the cost to sell. For certain commercial mortgage loans where repayment is expected to be provided substantially through the operation or sale of the collateral and the borrower is experiencing financial difficulty, we elect to establish a valuation allowance equal to the difference between the carrying amount of the mortgage loan and the estimated value of the real estate collateral, which may be reduced by the cost to sell. Estimated value may also be based on either the present value of the expected future cash flows discounted at the asset’s effective interest rate or the asset’s observable market price. Subsequent changes in the estimated value are reflected in the valuation allowance. Amounts on financing receivables deemed to be uncollectible are charged off and removed from the valuation allowance. The change in the valuation allowance for loans is included in net realized capital gains (losses) on the consolidated statements of operations.

Our reinsurance recoverables and deposit receivable are pooled by reinsurer risk rating with an estimated loss ratio applied against each risk rating level. The loss ratio is generally based upon industry historical loss experience and expected recovery timing as adjusted for certain current and forecasted environmental factors management believes to be relevant. Environmental factors are forecasted for five years or less with immediate reversion to industry historical experience. A reinsurance recoverable or deposit receivable is evaluated individually if it does not continue to share similar risk characteristics of a pool. We analyze the need for an individual evaluation for any reinsurance recoverable or deposit receivable based on past due payments and changes in reinsurer risk ratings. The change in the valuation allowance for reinsurance recoverables and deposit receivable is included in benefits, claims and settlement expenses on the consolidated statements of operations.

A rollforward of our valuation allowance was as follows:

	For the year ended December 31, 2023

	Commercial	Residential	Reinsurance
	mortgage loans	mortgage loans	recoverables	Total

	(in millions)
Beginning balance	$75.5	$5.0	$2.7	$83.2
Provision	50.6	—	0.5	51.1
Charge-offs	—	(0.4)	—	(0.4)
Recoveries	—	1.5	—	1.5
Ending balance	$126.1	$6.1	$3.2	$135.4

	For the year ended December 31, 2022

	Commercial	Residential	Reinsurance
	mortgage loans	mortgage loans	recoverables	Total

	(in millions)
Beginning balance	$42.0	$1.7	$2.7	$46.4
Provision	33.5	1.2	—	34.7
Charge-offs	—	(0.2)	—	(0.2)
Recoveries	—	2.3	—	2.3
Ending balance	$75.5	$5.0	$2.7	$83.2

	For the year ended December 31, 2021

	Commercial	Residential	Reinsurance
	mortgage loans	mortgage loans	recoverables	Total

	(in millions)
Beginning balance	$40.5	$5.7	$2.7	$48.9
Provision (1)	1.5	(7.2)	—	(5.7)
Charge-offs	—	(0.5)	—	(0.5)
Recoveries	—	3.7	—	3.7
Ending balance	$42.0	$1.7	$2.7	$46.4
(1)

During the year ended December 31, 2021, certain valuation allowances for residential mortgage loans were released. This release was a result of further adjustments to our current and forecasted environmental factors management believed to be relevant as global economic activity improved from previously adverse impacts due to COVID-19.

For the years ended December 31, 2023, 2022 and 2021, no allowance was recorded for other loans.

Mortgage Loans

We periodically purchase mortgage loans as well as sell mortgage loans we have originated. Mortgage loans purchased and sold were as follows:

	For the year ended December 31,
	2023	2022	2021

	(in millions)
Commercial mortgage loans:
Purchased	$108.1	$261.3	$—
Residential mortgage loans:
Purchased (1)	505.6	1,805.2	2,272.4
Sold	99.3	512.8	—
(1)	Includes mortgage loans purchased by residential mortgage loan VIEs.

Our commercial mortgage loan portfolio is diversified by geographic region and specific collateral property type as follows:

	December 31, 2023		December 31, 2022
	Amortized	Percent	Amortized	Percent
	cost	of total	cost	of total

	($ in millions)
Geographic distribution
New England	$367.6	2.3%	$513.3	3.2%
Middle Atlantic	4,525.0	28.1	4,518.8	27.8
East North Central	584.5	3.6	653.9	4.0
West North Central	336.9	2.1	371.9	2.3
South Atlantic	2,768.8	17.2	2,565.5	15.8
East South Central	430.3	2.7	340.6	2.1
West South Central	1,272.0	7.9	1,208.8	7.4
Mountain	825.9	5.1	940.9	5.8
Pacific	4,989.2	31.0	5,129.7	31.6
Total	$16,100.2	100.0%	$16,243.4	100.0%

Property type distribution
Office	$3,651.5	22.7%	$4,331.8	26.7%
Retail	1,457.4	9.1	1,502.5	9.2
Industrial	3,526.7	21.9	3,246.4	20.0
Apartments	7,148.5	44.4	6,848.3	42.2
Hotel	68.6	0.4	72.5	0.4
Mixed use/other	247.5	1.5	241.9	1.5
Total	$16,100.2	100.0%	$16,243.4	100.0%

Mortgage Loan Modifications

Our commercial and residential mortgage loan portfolios include loans that have been modified. We assess loan modifications that are related to our borrowers experiencing financial difficulty in the form of principal forgiveness, an interest rate reduction, an other-than-insignificant payment delay, or a term extension (or a combination thereof). Generally, an assessment of whether a borrower is experiencing financial difficulty is made on the date of the modification.

The financing receivables valuation allowance utilizes an estimate of lifetime expected credit losses and it is recorded on each loan upon origination or acquisition. The starting point for the estimate of the valuation allowance is historical loss information, which includes losses from modification of receivables to borrowers experiencing financial difficulty. Because the effect of most modifications made to borrowers experiencing financial difficulty is already included in the valuation allowance because of the measurement methodologies used to estimate the allowance, a change to the valuation allowance is generally not recorded upon modification.

Occasionally, a modification of a loan from a borrower experiencing financial difficulty is in the form of principal forgiveness. When principal forgiveness is provided as a modification, the amount of the principal forgiven is deemed uncollectible. Therefore, that portion of the loan is written off, which results in a reduction of the amortized cost and a corresponding adjustment to the valuation allowance.

In some cases, we modify a loan by providing multiple types of concessions. Typically, one type of concession, such as a term extension, is granted initially. If the borrower continues to experience financial difficulty, another concession, such as principal forgiveness may be granted.

We did not have any significant mortgage loans that were modified for the year ended December 31, 2023.

Troubled Debt Restructuring

Prior to the implementation of authoritative guidance in 2023, we assessed loan modifications on a case-by-case basis to evaluate whether a TDR has occurred. When we had commercial mortgage loan TDRs, they were modified to delay or reduce principal payments and to reduce or delay interest payments. The commercial mortgage loan modifications result in delayed cash receipts, a decrease in interest income and loan rates that were considered below market. When we had residential mortgage loan TDRs, they included modifications of interest-only payment periods, delays in principal balloon payments and interest rate reductions. Residential mortgage loan modifications resulted in delayed or decreased cash receipts and a decrease in interest income.

When we had commercial mortgage loan TDRs, they were reserved for in the mortgage loan valuation allowance at the estimated fair value of the underlying collateral reduced by the cost to sell.

When we had residential mortgage loan TDRs, they were specifically reserved for in the mortgage loan valuation allowance if losses resulted from the modification. Residential mortgage loans that had defaulted or had been discharged through bankruptcy were reduced to the expected collectible amount.

The following table includes information about outstanding loans that were modified and met the criteria of a TDR during the periods indicated.

	For the year ended December 31, 2022
	TDRs		TDRs in payment default
	Number of	Recorded	Number of	Recorded
	contracts	investment	contracts	investment
		(in millions)		(in millions)
Commercial mortgage loans	1	$35.5	—	$—
Total	1	$35.5	—	$—

We did not have any significant loans that were modified and met the criteria of a TDR for the year ended December 31, 2021.

Real Estate

Depreciation expense on invested real estate was $69.8 million, $66.1 million and $67.4 million in 2023, 2022 and 2021, respectively. Accumulated depreciation was $749.6 million and $708.5 million as of December 31, 2023 and 2022, respectively.

Other Investments

Other investments include interests in unconsolidated entities, joint ventures and partnerships and properties owned jointly with venture partners and operated by the partners. Such investments are generally accounted for using the equity method. In applying the equity method, we record our share of income or loss reported by the equity investees in net investment income. Summarized financial information for these unconsolidated entities was as follows:

	December 31,
	2023	2022

	(in millions)
Total assets	$119,329.9	$128,765.7
Total liabilities	16,131.8	12,335.4
Total equity	$103,198.1	$116,430.3
Net investment in unconsolidated entities	$1,869.9	$1,275.5

	For the year ended
	December 31,
	2023	2022	2021

	(in millions)
Total revenues	$2,555.9	$36,915.1	$17,674.2
Net income	(3,110.6)	33,194.6	14,083.1
Our share of net income of unconsolidated entities	151.0	119.5	229.6

In addition, other investments include other loans. See the captions “Financing Receivables” and “Financing Receivables Valuation Allowance” for further details related to our valuation of other loans.

Furthermore, other investments include $1,186.3 million and $1,115.6 million of cash surrender value of company owned life insurance as of December 31, 2023 and 2022, respectively.

Derivative assets are carried at fair value and reported as a component of other investments. See Note 6, Derivative Financial Instruments, for further details.

Securities Posted as Collateral

As of December 31, 2023 and 2022, we posted $6,616.8 million and $6,411.0 million, respectively, in commercial mortgage loans and residential first lien mortgages to satisfy collateral requirements associated with our obligation under funding agreements with Federal Home Loan Bank of Des Moines (“FHLB Des Moines”). In addition, as of December 31, 2023 and 2022, we posted $4,129.6 million and $3,567.6 million, respectively, in fixed maturities, available-for-sale and trading securities to satisfy collateral requirements primarily associated with a reinsurance arrangement, our derivative credit support annex (collateral) agreements, Futures Commission Merchant (“FCM”) agreements, a lending arrangement and our obligation under funding agreements with FHLB Des Moines. Since we did not relinquish ownership rights on these instruments, they are reported as mortgage loans, fixed maturities, available-for-sale and fixed maturities, trading, respectively, on our consolidated statements of financial position. Of the securities posted as collateral, as of December 31, 2023 and 2022, $509.8 million and $503.8 million, respectively, could be sold or repledged by the secured party.

Balance Sheet Offsetting

Financial assets subject to master netting agreements or similar agreements were as follows:

	Gross amounts not offset in the
	consolidated statements
	of financial position
	Gross amount
	of recognized	Financial	Collateral
	assets (1)	instruments (2)	received	Net amount

	(in millions)
December 31, 2023
Derivative assets	$253.0	$(166.0)	$(81.0)	$6.0
Reverse repurchase agreements	122.7	—	(122.7)	—
Total	$375.7	$(166.0)	$(203.7)	$6.0

December 31, 2022
Derivative assets	$256.6	$(133.5)	$(120.8)	$2.3
Reverse repurchase agreements	112.9	—	(112.9)	—
Total	$369.5	$(133.5)	$(233.7)	$2.3
(1)

The gross amount of recognized derivative and reverse repurchase agreement assets are reported with other investments and cash and cash equivalents, respectively, on the consolidated statements of financial position. The gross amounts of derivative and reverse repurchase agreement assets are not netted against offsetting liabilities for presentation on the consolidated statements of financial position.

(2)

Represents amount of offsetting derivative liabilities that are subject to an enforceable master netting agreement or similar agreement that are not netted against the gross derivative assets for presentation on the consolidated statements of financial position.

Financial liabilities subject to master netting agreements or similar agreements were as follows:

		Gross amounts not offset in the
		consolidated statements
		of financial position
	Gross amount
	of recognized	Financial	Collateral
	liabilities (1)	instruments (2)	pledged	Net amount

	(in millions)
December 31, 2023
Derivative liabilities	$473.4	$(166.0)	$(295.5)	$11.9
December 31, 2022
Derivative liabilities	$612.2	$(133.5)	$(467.2)	$11.5
(1)	The gross amount of recognized derivative liabilities is reported with other liabilities on the consolidated statements of financial position. The above excludes derivative liabilities, which are primarily embedded derivatives that are not subject to master netting agreements or similar agreements. The gross amounts of derivative liabilities are not netted against offsetting assets for presentation on the consolidated statements of financial position.
(2)	Represents amount of offsetting derivative assets that are subject to an enforceable master netting agreement or similar agreement that are not netted against the gross derivative liabilities for presentation on the consolidated statements of financial position.

The financial instruments that are subject to master netting agreements or similar agreements include right of setoff provisions. Derivative instruments include provisions to setoff positions covered under the agreements with the same counterparties and provisions to setoff positions outside of the agreements with the same counterparties in the event of default by one of the parties. Derivative instruments also include collateral or variation margin provisions, which are generally settled daily with each counterparty. See Note 6, Derivative Financial Instruments, for further details.

Repurchase and reverse repurchase agreements include provisions to setoff other repurchase and reverse repurchase balances with the same counterparty. Repurchase and reverse repurchase agreements also include collateral provisions with the counterparties. For reverse repurchase agreements we require the counterparties to pledge collateral with a value greater than the amount of cash transferred. We have the right but do not sell or repledge collateral received in reverse repurchase agreements. Repurchase agreements are structured as secured borrowings for all counterparties. We pledge fixed maturities available-for-sale, which the counterparties have the right to sell or repledge. Interest incurred on repurchase agreements is reported as part of operating expenses on the consolidated statements of operations. Net proceeds related to repurchase agreements are reported as a component of financing activities on the consolidated statements of cash flows. We did not have any outstanding repurchase agreements as of December 31, 2023 and December 31, 2022.